Related Party Transactions (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Chief Financial Officers [Member]
Disclosure of transactions between related parties [line items]
Payment made for contract for services	$ 202,500	$ 120,000
Subscription receivable, shares	50,000
Subscription receivable, per share	$ 3.00
Corporate Legal Counsel [Member]
Disclosure of transactions between related parties [line items]
Payment made for contract for services	$ 102,542	$ 105,000